Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	$ 25,235	$ 75,496
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	25,235	75,496
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	0	0
Fair Value, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, fair value disclosure	613,000	625,000
Notes receivable, fair value disclosure	$ 306,000	$ 402,000